LIQUIDITY (Details) (USD $)	3 Months Ended													6 Months Ended		12 Months Ended					1 Months Ended								1 Months Ended	3 Months Ended	6 Months Ended	1 Months Ended		1 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended			3 Months Ended
	Jun. 30, 2013	Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jul. 31, 2013 Subsequent event	Jun. 30, 2013 Senior Revolving Credit Facility	Apr. 24, 2013 Senior Revolving Credit Facility	Dec. 31, 2012 Senior Revolving Credit Facility	Apr. 24, 2013 Senior Revolving Credit Facility Subsequent event	Feb. 25, 2013 Senior Revolving Credit Facility Subsequent event	Jun. 30, 2013 Eureka Hunter Holdings, LLC	Dec. 31, 2012 Eureka Hunter Holdings, LLC	Apr. 24, 2013 Eagle Ford Hunter	Jun. 30, 2013 Eagle Ford Hunter	Jun. 30, 2013 Eagle Ford Hunter	Apr. 24, 2013 Eagle Ford Hunter Subsequent event	Jun. 30, 2013 Eagle Ford Hunter Subsequent event	Apr. 24, 2013 Senior Revolving Credit Facility Eagle Ford Hunter	Apr. 24, 2013 Senior Revolving Credit Facility Eagle Ford Hunter Subsequent event	Jun. 30, 2013 Williston Basin	Jun. 30, 2013 Williston Basin	Dec. 31, 2012 Williston Basin	Jun. 30, 2013 Senior Notes	May 16, 2013 Senior Notes	Jun. 30, 2013 July 2013 [Member]
Liquidity disclosures [Line Items]
Unrestricted cash and cash equivalents	$ 32,742,000			$ 57,623,000				$ 24,762,000		$ 14,851,000				$ 32,742,000	$ 24,762,000	$ 57,623,000		$ 14,851,000	$ 554,000	$ 2,282,000							$ 8,200,000	$ 36,300,000
Restricted cash and cash equivalents				1,500,000												1,500,000
Working capital deficit	(1,100,000)			39,300,000										(1,100,000)		39,300,000
Long-term debt, principal amount, outstanding																						0		225,000,000
Borrowing base minimum	265,000,000													265,000,000								264,800,000	265,000,000	337,500,000	265,000,000	350,000,000
Remaining borrowing capacity																								112,500,000
Net loss attributable to common shareholders	(151,311,000)	17,052,000		85,371,000		42,283,000		22,708,000		60,921,000	1,952,000	18,497,000	9,298,000	(93,626,000)	37,895,000	167,414,000		90,668,000	16,267,000
Operating loss from continuing operations	37,679,000	16,962,000	[1]	103,471,000	[1]	17,449,000	[1]	23,394,000	[1]	33,428,000	16,657,000	16,871,000	2,973,000	78,735,000	40,356,000	161,276,000	[1]	69,929,000	20,112,000
Impairment of unproved properties	4,817,000							0						29,474,000	4,885,000	70,556,000		0	0																			62,200,000
Charge related to leasehold abandonments	0							9,024,000						4,695,000	12,810,000	43,800,000		1,108,000	0																			33,600,000
Impairment of oil and gas properties	16,034,000							0						16,034,000	0	4,096,000		21,792,000	306,000
Disposal Group, Including Discontinued Operation Consideration Transferred																													422,100,000			422,100,000	29,500,000
Proceeds from Divestiture of Businesses																													379,800,000			379,800,000
Noncash or Part Noncash Divestiture Amount of Consideration Received Common Stock Value																													42,300,000			42,300,000
Common stock issued (in dollars per share)																													$ 4.23
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax	172,452,000	2,409,000		0		0		0						172,452,000	2,224,000	2,409,000		0	6,660,000											207,200,000 [2]	200,000
Extinguishment of Debt, Amount																																		325,000,000	325,000,000
Gain (Loss) on Contract Termination																																				(4,700,000)	(4,700,000)
Long-term Debt	669,671,000			890,760,000						290,389,000				669,671,000		890,760,000		290,389,000																					600,000,000
Debt Instrument, Penalty Interest Rate Accrual Percentage																																								0.25%
Debt Instrument, Percent Penalty Interest Rate Increase Each Subsequent 90 Days																																								0.25%
Debt Instrument, Penalty Interest Rate Maximum Annual Percentage																																								1.00%
Preferred Stock, Amount of Preferred Dividends in Arrears	$ 8,900,000																				$ 2,900,000																				$ 2,900,000

[1]	The quarter-ended December 31, 2012, loss from operations was primarily driven by exploration and abandonment expense. Management reviews leasehold acreage on a quarterly basis. During the quarter-ended December 31, 2012 management determined a significant portion of the non-core Williston Basin acreage would not be utilized as the Company planned to focus on assets that will provide a higher rate of return in 2013.
[2]	Includes operations of Eagle Ford Hunter from January 1, 2013 through April 24, 2013, the date of the sale.